Borrowings - Credit facility (Details) - Credit facility - USD ($) $ in Thousands	Jun. 30, 2021	Jul. 25, 2019
Disclosure of detailed information about borrowings [line items]
Borrowing commitment		$ 15,000
Borrowings		$ 0
Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 64